9. OTHER EXPENSES - Other Expenses (Details) (Quarterly) (USD $)	12 Months Ended	15 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member	Mar. 31, 2013 Quarterly Member	Dec. 31, 2013 Computer and Internet	Dec. 31, 2012 Computer and Internet	Mar. 31, 2014 Computer and Internet Quarterly Member	Mar. 31, 2013 Computer and Internet Quarterly Member	Dec. 31, 2013 Telephone	Dec. 31, 2012 Telephone	Mar. 31, 2014 Telephone Quarterly Member	Mar. 31, 2013 Telephone Quarterly Member	Dec. 31, 2013 Other	Dec. 31, 2012 Other	Mar. 31, 2014 Other Quarterly Member	Mar. 31, 2013 Other Quarterly Member
Other expenses	$ 7,254	$ 6,411	$ 1,399	$ 959	$ 4,060	$ 4,846	$ 905	$ 739	$ 1,214	$ 1,281	$ 339	$ 218	$ 1,137	$ 1,127	$ 155	$ 2